UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-09078

The Penn Street Fund, Inc.

 (Exact name of registrant as specified in charter)

2240 Ridgewood Road Suite 101 Wyomissing, PA 19606

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   October 31

Date of reporting period:  January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value

COMMON STOCK - 93.97%

Accident & Health Insurance - 4.52%
1,800	Aflac, Inc.	$ 87,174
1,100	Partnerre Ltd.	82,049
		169,223
Beverages - 1.93%
4,500	Constellation Brands, Inc. *	72,360

Biological Products - 1.94%
1,500	Gilead Sciences, Inc. *	72,405

Canned, Fruits, Veg & Preserves, Jam & Jellies - 1.93%
1,200	The J.M. Smucker Co.	72,084

Commercial Banks, NEC - 1.13%
3,000	Banco Santander, S.A.	42,240

Computer & Office Equipment - 3.98%
1,600	Hewlett Packard Co.	75,312
600	International Business Machines Corp.	73,434
		148,746

Computer Storage Devices - 4.21%
3,200	Sandisk Corp. *	81,344
2,000	Western Digital Corp. *	75,980
		157,324
Converted Paper & Paperboard Products (No Containers/Boxes) - 1.91%
1,200	Kimberly Clark Corp.	71,268

Crude Petroleum & Natural Gas - 1.05%
800	Newfield Exploration Co. *	39,152

Drawing & Insulating of Nonferrous Wire - 1.93%
4,000	Corning, Inc.	72,320

Driling Oil & Gas Wells - 1.51%
1,400	Noble Corp. (Switzerland)	56,448

Electric & Other Services Combined - 0.95%
1,000	Scana Corp.	35,610

Electric Services - 2.25%
2,000	DTE Energy Co.	84,080

Fire, Marine & Casualty Insurance - 10.56%
1,550	Ace Ltd.	76,368
1,500	Chubb Corp.	75,000
500	Everest Re Group Ltd.	42,870
2,100	Loews Corp.	75,117
1,200	Transatlantic Holdings, Inc.	59,628
1,300	Travelers Co., Inc.	65,871
		394,854
Gas & Other Services Combined - 1.63%
1,200	Sempra Energy	60,900

Hospital & Medical Service Plans - 2.21%
1,700	Humana, Inc. *	82,654

Industrial Organic Chemicals - 1.97%
1,000	Lubrizol Corp.	73,690

Life Insurance - 1.56%
1,300	Torchmark Corp.	58,370

Metal Mining - 1.78%
1,000	Freeport McMoran Copper & Gold, Inc.	66,690

Mining Machinery & Equipment (Excluding Oil & Gas Field Machinery & Equipment) - 0.84%
600	Bucyrus Internation, Inc.	31,428

Motor Vehicle Parts & Accessories - 1.77%
1,200	Magna International, Inc. *	66,084

Natural Gas Transmission - 1.90%
7,000	El Paso Corp.	71,050

Petroleum Refining - 0.96%
500	Chevron Corp.	36,060

Pharmaceutical Preparations - 3.91%
900	Lilly Eli & Co.	31,680
900	Perrigo Co.	39,852
4,000	Pfizer, Inc.	74,640
		146,172
Retail - Eating Places - 2.00%
1,200	McDonalds Corp.	74,916

Retail - Family Clothing Stores - 6.43%
2,000	Ross Stores, Inc.	91,860
3,800	The Gap, Inc.	72,504
2,000	TJX Co., Inc.	76,020
		240,384
Retail - Radio, Tv & Consumer Electronics Stores - 2.06%
2,100	Best Buy, Inc.	76,965

Retail - Variety Stores - 1.43%
1,000	Wal-Mart Stores, Inc.	53,430

Savings Institutions, Not Federally Chartered - 1.77%
5,000	Hudson City Bancorp, Inc.	66,350

Search, Detection, Navagation, Guidance, Aeronautical Systems - 1.82%
1,300	Ratheon Co.	68,159

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.59%
400	Goldman Sach Group, Inc.	59,488

Semiconductors & Related Devices - 1.63%
7,000	Micron Technology, Inc.	61,040

Services - Business Services, NEC - 2.00%
300	Mastercard, Inc.	74,970

Services - Computer Integrated Systems Design - 1.92%
1,400	Computer Sciences Corp.	71,820

Services - Educational Services - 1.81%
700	ITT Educational Services, Inc. *	67,809

Ship & Boat Building & Repairing - 1.25%
700	General Dynamics Corp.	46,795

Surgical & Medical Instruments & Apparatus - 1.85%
1,200	Baxter International, Inc.	69,108

Telephone Communications (No Radiotelephones) - 1.45%
1,600	Centurytel, Inc.	54,416

Wholesale - Chemicals & Allied Products - 2.05%
1,900	Ashland, Inc.	76,779

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 4.58%
3,900	AmerisourceBergen Corp.	106,314
1,100	McKesson Corp.	64,702
		171,016

TOTAL FOR COMMON STOCK (Cost $3,205,348) - 93.97%		3,514,657

EXCHANGE TRADED FUNDS - 3.52%
2,300	Consumer Discret Select Sector SPDR	66,493
4,600	Financial Select Sector SPDR	65,228

TOTAL FOR EXCHANGE TRADES FUNDS (Cost $114,189) - 3.52%		131,721

SHORT TERM INVESTMENTS - 2.18%
81,426	Fidelity Institutional Money Market - 0.03%* (Cost $81,426)	81,426

TOTAL INVESTMENTS (Cost $3,400,963) - 99.67%		3,727,804

OTHER ASSETS LESS LIABILITIES - 0.33%		12,429

NET ASSETS - 100.00%		$ 3,740,233

*Non-Income Producing Security
** Variable Rate Security; the coupon rate shown represents the rate at January 31, 2010.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Notes to Financial Statements
January 31, 2010 (Unaudited)

1. SECURITY TRANSACTIONS

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,400,963 amounted to $326,841 which consisted of aggregate gross unrealized appreciation of $431,687 and aggregate gross unrealized depreciation of $104,846.

2. SECURITY VALUATION

The Fund’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which no quotations are readily available or for which the Fund's investment advisor believes the valuation does not reflect market value are valued at fair value as determined in good faith by the Fund's investment advisor under the supervision of the Board of Directors. Short-term investments are valued at amortized cost, which approximates fair market value. The Fund may value its securities by using an independent pricing service.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Fund’s assets measured at fair value as of January 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,514,657	$0	$0	$3,514,657
Exchange Traded Funds	$131,721	$0	$0	$131,721
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$81,426	$0	$0	$81,426
Total	$3,727,804	$0	$0	$3,727,804

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Penn Street Fund, Inc.

By      /s/ Jay Kemmerer

*

       Jay Kemmerer, President and Treasurer

Date     March 23, 2010

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Jay Kemmerer

*

       Jay Kemmerer, President and Treasurer

* Print the name and title of each signing officer under his or her signature.